Basis of Presentation, New Accounting Standards, and Significant Accounting Policies	6 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
Basis of Presentation, New Accounting Standards, and Significant Accounting Policies

2. Basis of Presentation, New Accounting Standards, and Significant Accounting Policies

The Unaudited Condensed Consolidated Financial Statements and related notes include all the accounts of the Company and its wholly owned subsidiaries. The Unaudited Condensed Consolidated Financial Statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), for the purposes of filing the 2023 Interim Report on Form 6-K (“2023 6-K Report”). Accordingly, they do not include all the information and footnotes required by U.S. GAAP for complete financial statements. However, except as disclosed herein, there has been no material change in the information disclosed in the Notes included in our 2022 Annual Report on Form 20-F (“2022 20-F Report”). All intercompany transactions have been eliminated in consolidation.

The information included in this 2023 6-K Report should be read in conjunction with the Consolidated Financial Statements and accompanying Notes included in our 2022 20-F Report. Certain amounts in the Unaudited Condensed Consolidated Financial Statements and accompanying Notes may not add due to rounding; however, all percentages have been calculated using unrounded amounts.

New Accounting Standards

Adoption of New Accounting Standards

Disclosure of Supplier Finance Program Obligations. In September 2022, Accounting Standards Update (“ASU”) 2022-04 was issued to require the buyer in a supplier finance program to disclose the key terms of the program, outstanding confirmed amounts as of the end of the period, a rollforward of such amounts during each annual period, and a description of where in the financial statements outstanding amounts are presented. The amendments do not affect the recognition, measurement or financial statement presentation of supplier finance program obligations. The amendments are effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The amendments should be applied retrospectively to each period in which a balance sheet is presented, except for the rollforward, which should be applied prospectively. Early adoption was permitted. The Company did not adopt ASU 2022-04 in the first half of 2023 as we consider that it is not applicable to the Company.

Accounting Standards Issued but Not Yet Adopted

There are no recently issued accounting standards not yet adopted by us that are expected, upon adoption, to have a material impact on the Company’s Consolidated Financial Statements or processes.

Significant Accounting Policies

There have been no significant changes in the Company’s accounting policies from those disclosed in our 2022 20-F Report. The significant accounting policies we use for interim financial reporting are disclosed in Note 2 Summary of Significant Accounting Policies of the accompanying Notes to the Consolidated Financial Statements included in our 2022 20-F Report.